Interim Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Trade receivables			$ 7,625
Other receivables, deposits and prepayments		68,194	22,872
Cash and cash equivalents		61,889	50,388
Total current assets		130,083	80,885
NON-CURRENT ASSETS:
Plant and equipment, net		1,063,423	1,120,743
Right-of-use assets, net	[1]	454,826	415,003
Total non-current assets		1,518,249	1,535,746
TOTAL ASSETS		1,648,332	1,616,631
CURRENT LIABILITIES:
Trade payables			804
Amount owing to directors		1,319,190	1,259,875
Accrued expenses and other payables		2,111,741	1,845,152
Share subscriptions received in advance		222,222	638,453
Lease liabilities		21,585	19,572
Provision for taxation		32	31
Total current liabilities		4,078,270	4,167,387
NON-CURRENT LIABILITIES:
Lease liabilities		566,627	504,934
Total non-current liabilities		566,627	504,934
TOTAL LIABILITIES		4,644,897	4,672,321
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Common Shares, $0.0001 par value, 100,000,000,000 shares authorized, 229,953,989 and 229,000,001 shares issued and outstanding as of June 30, 2025 and Dec 31, 2024 respectively		22,995	22,900
Additional paid-in capital		1,185,773	315,213
Irredeemable convertible preference shares		973,092	973,092
Merger reserve		(1,726)	(1,726)
Comprehensive loss		(242,539)	(91,503)
Accumulated losses		(4,904,526)	(4,261,240)
Non-controlling interest		(29,634)	(12,426)
Total stockholders’ equity		(2,996,565)	(3,055,690)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		1,648,332	1,616,631
Related Party [Member]
CURRENT LIABILITIES:
Amount due to related party	[2]	$ 403,500	$ 403,500

[1]	Operating lease right-of-use assets are measured at a cost of $575,013 and $510,430 and less accumulated amortization of $120,187 and $95,427 as of June 30, 2025 and December 31, 2024, respectively.
[2]	As of June 30, 2025, the amount due to related party of $403,500 being loan from the Company’s shareholder, See Unicorn Ventures Limited. See Unicorn Ventures Limited has undertaken that any withdrawal or recall of the amount extended to the Company, if any, will not be made to the extent that such action would affect the Company’s ability to continue as a going concern.